Note 11 - Options (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2013 Employee Stock Option [Member] Employee Stock Option Plan [Member]	Aug. 31, 2004 Performance Shares [Member] Two Executives [Member]	Nov. 30, 2013 Performance Shares [Member]	May 28, 2010 Restricted Stock Units (RSUs) [Member]	Nov. 30, 2013 Employee Stock Option Plan [Member]	Nov. 30, 2013 Non-Management Board Members [Member]	Nov. 30, 2012 Employees [Member]	Nov. 30, 2013 Maximum [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum								10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							330,000	2,143,061
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,321,830	2,286,589	1,585,816					1,691,132
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								451,929
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	391,000	955,000	328,000		2,763,940				391,000	955,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	276,394					1,658,364
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)	$ 1,771,200	$ 2,214,000
Share-based Compensation (in Dollars)	1,153,882	2,323,845	702,460			442,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	3,500	0	25,000			3,500
Proceeds from Stock Options Exercised (in Dollars)	5,965		93,165			5,965
Stock Granted, Value, Share-based Compensation, Forfeited (in Dollars)			$ 7,302